FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /  (a)

          or fiscal year ending:  12/31  /99   (b)

Is this a transition report?  (Y/N)  _____N

Is this an amendment to a previous filing?  (Y/N)  _______N

Those items or sub-items with a box "/" after the item number should be completed only if the answer ha changed from the previous filing on this form.

1.   A.   Registrant Name: TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT C

     B.   File Number:  811-2025

     C.   Telephone Number:(213) 742-6521


2.   A.   Street:1150 SOUTH OLIVE STREET

     B.   City: LOS ANGELES    C. State: CA  D. Zip Code: 90015  Zip Ext:2211

     E.   Foreign Country:                   Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?
     (Y/N)_________________________N

4.   Is this the last filing on this form by Registrant?
     (Y/N)_________________________N

5.   Is   Registrant   a   small    business    investment    company    (SBIC)?
     (Y/N)________________N [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?
     (Y/N)_____________________________Y
     [If answer is "Y" (Yes) complete only items 111-132.]

7.   A.   Is Registrant a series or multiple portfolio company?
     (Y/N)________________N [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?___________________________ N/A

123. State the total value of the additional units considered in answering item 122 ($000's omitted)_______ $__________N/A

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted)______________ $_________________N/A

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $3,742

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)___ $______N/A

127. Life opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                     Total             Total
                                       Number of     Assets       Distributions
                                       Series       ($000's          ($000's
                                       Investing     omitted)         omitted)
A.   U.S. Treasury
     direct issue__________                 $                         $

B.   U.S. Government
     agency____________                         $               $

C.   State and municipal
     tax-free___________               $                $

D.   Public utility
     debt_____________                 $              $

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent_____________            $                 $

F.   All other corporate
     intermed. & long-term
     debt_________________            $              $

G.   All other corporate
     short-term debt________           $                  $

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers_______                          $           $

I.   Investment company
     equity securities________              N/A    $83,839         $176

J.   All other equity
     securities___________              $         $

K.   Other securities_______             $         $

L.   Total assets of all
     series of
     registrant_________              N/A     $83,8339         $176

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)N/A

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)N/A

     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)N/A

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $337

132. List the "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-      811-      811-      811-      811-

This report is signed on behalf of the registrant (or depositor or trustee).

City of Los Angeles        State of California

Date:    February 28, 2000

Name of Registrant, Depositor, or Trustee:
Separate Account C of Transamerica Occidental Life Insurance Company

By:      _________________________________________
                  David M. Goldstein
                  Vice President and
                  Deputy General Counsel

Witness: _____________________________
                  Gina Grusman
                  SEC Filing Coordinator


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